Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES

NOTE 6: — INVENTORIES

	December 31,
	2011	2010
Raw and packaging materials	$31,810	$27,857
Finished goods	51,699	33,709
Work in progress	17,762	15,979
Purchased products for commercial purposes and other	6,107	6,164

	$107,378	$83,709

As of December 31, 2011 and 2010, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $14,285 and $10,904, respectively.

As of December 31, 2011 and 2010, there were no pledges of inventory.